RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
RELATED PARTY TRANSACTIONS

17. RELATED PARTY TRANSACTIONS

Transactions between the Company and its related parties are made on terms equivalent to those that prevail in arm’s length transactions.

Subsidiaries

Transactions between the Company and its subsidiaries are eliminated upon consolidation and therefore are not disclosed. Details of the principal group companies and partnerships the Company enters into that are fully consolidated are disclosed in LLP’s most recent audited consolidated financial statements and notes.

Key Management Personnel Compensation

The amounts disclosed in the table represent the amounts recognized in general and administrative expense on the condensed consolidated interim statements of profit or loss and other comprehensive income (loss) related to key management personnel for the three and six months ended June 30, 2024 and 2023.

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Salaries	$391,165	$202,673	$590,486	$387,781
Cash performance bonus	248,076	113,600	374,445	232,697
Statutory bonus	14,829	9,736	27,921	24,771
One-time cash bonus related to Business Combination (refer to Note 3)	—	—	226,000	—
Non-executive director’s fees	176,484	41,500	229,290	41,500
Non-cash benefits	9,723	7,480	18,207	14,861
Share-based payment expense (refer to Note 16)	1,140,218	—	1,140,218	—
Total	$1,980,495	$374,989	$2,606,567	$701,610

Due from affiliates – On June 25, 2015, LLP entered into a loan agreement with LLI, pursuant to which LLP issued a loan of $3,015,000 to LLI. In July 2020, the loan receivable from LLI was increased to $4,165,000 from $3,015,000 and the maturity date was extended to December 31, 2023. The loan receivable from LLI was further increased to $4,850,000 from $4,165,000 in June 2021, and then to $6,950,000 in May 2022.

The principal amount of $6,265,000 of this loan receivable bore an annual interest rate of 9.0% and the remaining principal amount of this loan receivable did not bear any interest. Principal and interest was due at maturity. In the event of a default, the interest rate increased to an annual rate of 20% until the amount was settled. For the three and six months ended June 30, 2024, the Company recognized interest income of $0 and $302,808 respectively, in interest income from affiliates in the condensed consolidated interim statements of profit or loss and other comprehensive income (loss). For the three and six months ended June 30, 2023, the Company recognized interest income of $158,113 and $314,488, respectively, in interest income from affiliates in the condensed consolidated interim statements of profit or loss and other comprehensive income (loss).

As discussed in Note 3, as of January 1, 2024, the loans to LLI were in default status due to non-payment following the maturity date of December 31, 2023. Pursuant to the Assignment Agreement, upon Closing, the loan receivable from LLI of $9,765,972 was considered settled through the foreclosure of the collateralized LLP Shares held by LLI.

As of June 30, 2024 and December 31, 2023, the loan receivable from affiliates balances outstanding were as follows:

	June 30, 2024	December 31, 2023

Interest receivable:
Latam Logistics Investments, LLC	$—	$2,324,041
Loan receivable:
Latam Logistics Investments, LLC	—	7,139,123
Total due from affiliates	$—	$9,463,164

Refer to detailed discussion around the impact of Business Combination on the loan receivable in Note 3.

Additional transactions with key management personnel – A related party entity provided $289,982 and $111,376 of management and advisory services to the Company for the three months ended June 30, 2024 and 2023, respectively, and $477,845 and $249,004 of management and advisory services to the Company for the six months ended June 30, 2024 and 2023, respectively.

Latam Logistic Properties SA [member]
IfrsStatementLineItems [Line Items]
RELATED PARTY TRANSACTIONS

22. RELATED PARTY TRANSACTIONS

Transactions between the Group and its related parties are made on terms equivalent to those that prevail in arm’s length transactions.

Subsidiaries

Transactions between the Group and its subsidiaries are eliminated on consolidation and therefore are not disclosed. Details of the principal group companies are given in Note 2. Partnerships the Group enters into are fully consolidated as disclosed in Note 18.

Key Management Personnel Compensation

The amounts disclosed in the table represent the amounts recognized as general and administrative expenses in the consolidated statements of profit or loss and comprehensive income (loss), related to key management personnel for the years ended December 31, 2023, 2022 and 2021.

	2023	2022	2021

Salaries	$772,793	$835,448	$827,412
Statutory bonus	52,284	104,956	93,168
Cash performance bonus	576,148	—	346,118
Non-executive director’s fees	125,329	90,000	57,000
Non-cash benefits	4,783	4,587	4,962
Severance benefits	—	224,593	—
Total	$1,531,337	$1,259,584	$1,328,660

Due from affiliates – On June 25, 2015, the Group entered into an agreement with Latam Logistics Investments, LLC (“LLI”). In July 2020, the Group expanded the loan receivable from LLI to $4,165,000 from $3,015,000 and extended the term to December 31, 2023. In June 2021, the Group expanded the loan receivable from LLI to $4,850,000 from $4,165,000 and in May 2022, the Group expanded the loan receivable from LLI to $6,950,000 from $4,850,000. The expiration date of the loan remains as of December 31, 2023. The loan bears an annual interest rate of 9.0%. Principal and interest are due at maturity.

LLI is a wholly owned company of one of the prior executives of the Group and it owns 8.0% of the Group. The interest income for LLI was $644,219 and $561,372 for the years ended December 31, 2023, and 2022, respectively. As of December 31, 2023, and 2022, the loan receivable from affiliates balances outstanding were as follows:

	2023	2022

Interest receivable:
Latam Logistics Investments, LLC	$2,324,041	$1,848,945
Notes receivable:
Latam Logistics Investments, LLC	7,139,123	6,950,000
Total due from affiliates	$9,463,164	$8,798,945

As of December 31, 2023, and 2022, the loan receivable has a fixed interest rate of 9% and a due date of December 31, 2023. The main conditions of the loan receivable are payment of the balance at maturity including interest receivable, the possibility of early payments without penalty, guarantee over common shares and a promissory note.

The loan receivable is collateralized by the affiliate’s equity interests in the Group (refer to Note 25 for additional information).

As of December 31, 2023, and 2022, there was no amount owed to related parties.

Additional transactions with key management personnel – A related party entity provided $567,764 of management and advisory services to the Group for the year ended December 31, 2023.